Renewable Energy Facilities (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Renewable Energy Facilities
Renewable energy facilities, net consists of the following:

(In thousands)	June 30, 2017	December 31, 2016
Renewable energy facilities in service, at cost	$5,362,220	$5,354,883
Less accumulated depreciation - renewable energy facilities	(471,370)	(364,756)
Renewable energy facilities in service, net	4,890,850	4,990,127
Construction in progress - renewable energy facilities	2,746	3,124
Total renewable energy facilities, net	$4,893,596	$4,993,251